Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 24, 2023
Document Effective Date	Mar. 31, 2023
Prospectus Date	Mar. 31, 2023
Dreyfus Treasury and Agency Liquidity Money Market Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund
Prospectus:
Trading Symbol	DTLXX